FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:            (a)
             or fiscal year ending: 12/31/03   (b)

Is this a transition report? (Y/N)  N
                                  -----

Is this an amendment to a previous filing?  (Y/N)  N
                                                 -----

Those items or sub-items with a box "[/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:
                  New England Life Retirement Investment Account

   B. File Number: 811-03285

   C. Telephone Number: (617) 578-3514

2. A. Street: One Madison Avenue

   B. City: New York

   C. State: NY

   D. Zip Code: 10010
      Zip Ext:  3690

   E. Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N)         N
                                                                       ---

4. Is this the last filing on this form by Registrant?  (Y/N)          N
                                                                       ---

5. Is Registrant a small business investment company (SBIC)? (Y/N)     N
                                                                       ---
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
                                                                       ---
   [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)
                                                                 ------
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?
                        -----------------------------------------------

For period ending 12/31/03                                 If filing more than
File Number 811-03285                                      one Page 47, "X" box:

UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name:

    B.[/] File Number (If any):
                               ------------------------------------------------

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------

      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

111.A.[/] Depositor Name:
                         ------------------------------------------------------

    B.[/] File Number (If any):
                               ------------------------------------------------

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------

      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

112.A.[/] Sponsor Name:
                       --------------------------------------------------------

    B.[/] File Number (If any):
                               ------------------------------------------------

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------

      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

112.A.[/] Sponsor Name:
                       --------------------------------------------------------

    B.[/] File Number (If any):
                               ------------------------------------------------

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------

      [/] Foreign Country:              Foreign Postal Code:
                       -------------                     -------------------

113.A.[/] Trustee Name:
                       --------------------------------------------------------

    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------

      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

113.A.[/] Trustee Name:
                       --------------------------------------------------------

    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------

      [/] Foreign Country:              Foreign Postal Code:
                       -------------                     ------------------

For period ending 12/31/03                                 If filing more than
File Number 811-03285                                      one Page 47, "X" box:

114.A.[/] Principal Underwriter Name:

    B.[/] File Number: 8-
                         --------------

    C.[/] City:             State:            Zip Code:         Zip Ext.:
               ----------         ----------           ---------         ------

      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

114.A.[/] Principal Underwriter Name:
                                     ------------------------------------------

    B.[/] File Number: 8-
                         --------------

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------

      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

115.A.[/] Independent Public Accountant Name:

    B.[/] City:  Tampa     State:    FL      Zip Code:  33602    Zip Ext.:
                ----------        ----------          ---------          ------

      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

115.A.[/] Independent Public Accountant Name:
                                             ---------------------------------
    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------

      [/] Foreign Country:              Foreign Postal Code:
                       -------------                     -------------------

116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment
           companies? (Y/N)
                          ---------------------------------                  ---

     B.[/] Identify the family in 10 letters:

     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.[/] Is Registrant a separate account of an insurance
           company? (Y/N)
                         ------------------------------------------------    ---

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

For period ending 12/31/03                                 If filing more than
File Number 811-03285                                      one Page 47, "X" box:

     B.[/] Variable annuity contracts? (Y/N)
                                             -------------------------       ---

     C.[/] Scheduled premium variable life contracts? (Y/N)
                                                           -----------       ---

     D.[/] Flexible premium variable life contracts? (Y/N)
                                                           -----------       ---

     E.[/] Other types of insurance products registered under the
           Securities Act of 1933 (Y/N)
                                       -------------------------------       ---

118.[/] State the number of series existing at the end of the period that had securities registered under the Securities Act
        of 1933
               -------------------------------------------------------       ---

119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
                          --------------------------------------------       ---

120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's
        omitted)                                                            $
                ------------------------------------------------------       ---

121.[/] State the number of series for which a current prospectus was in existence at the end of the period
                                             -------------------------       ---

122.[/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                      ------------------------------------------------       ---

123.[/] State the total value of the additional units considered in
        answering item 122 ($000's omitted)                                 $
                                           ---------------------------       ---

124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
        current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's
        omitted)                                                            $
                ------------------------------------------------------       ---

125.[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
        principal underwriter and any underwriter which is an
        affiliated person of the principal underwriter during the
        current period solely from the sale of units of all series of
        Registrant ($000's omitted)                                         $
                                   -----------------------------------       ---

For period ending 12/31/03                                 If filing more than
File Number 811-03285                                      one Page 47, "X" box:

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
     ($000's omitted)                                                   $    0
                     -------------------------------------------------   -----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                  Number of                       Total Income
                                    Series     Total Assets       Distributions
                                  Investing  ($000's omitted)    (000's omitted)
                                  ---------  ----------------    ---------------

A. U.S. Treasury direct issue                  $                   $
                                  ----------    ------------        -----------
B. U.S. Government agency                      $                   $
                                  ----------    ------------        -----------
C. State and municipal tax-free                $                   $
                                  ----------    ------------        -----------
D. Public Utility debt                         $                   $
                                  ----------    ------------        -----------
E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent                                      $                   $
                                  ----------    ------------        -----------
F. All other corporate intermed.
   & long term debt                            $                   $
                                  ----------    ------------        -----------
G. All other corporate short-
   term debt                                   $                   $
                                  ----------    ------------        -----------

For period ending 12/31/03                                 If filing more than
File Number 811-03285                                      one Page 47, "X" box:

                                  Number of                       Total Income
                                    Series     Total Assets       Distributions
                                  Investing  ($000's omitted)    (000's omitted)
                                  ---------  ----------------    ---------------

H. Equity securities of brokers
   dealers or parents of brokers
   or dealers                                  $                   $
                                  ----------    ------------        -----------
I. Investment company equity
   securities                                  $                   $
                                  ----------    ------------        -----------
J. All other equity securities         1       $     31,270        $      106
                                  ----------    ------------        -----------
K. Other securities                            $                   $
                                  ----------    ------------        -----------

L. Total assets of all
   series of registrant                1       $     31,270        $      106
                                  ----------    ------------       -----------

128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                          ---
        [If answer is "N" (No), go to item 131.]

129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                    ----------------------------------    ---
        [If answer is "N" (No), go to item 131.]

130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                   -------------------    ---

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)                                   $410

For period ending 12/31/03                                 If filing more than
File Number 811-03285                                      one Page 47, "X" box:

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-                         811-                      811-                       811-                      811-
811-                         811-                      811-                       811-                      811-
811-                         811-                      811-                       811-                      811-
811-                         811-                      811-                       811-                      811-
811-                         811-                      811-                       811-                      811-
811-                         811-                      811-                       811-                      811-
811-                         811-                      811-                       811-                      811-
811-                         811-                      811-                       811-                      811-
811-                         811-                      811-                       811-                      811-

                                   SIGNATURES

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Boston State of: Commonwealth of Massachusetts  Date: February 25, 2004
Name of Registrant, Depositor, or Trustee:          New England Life Retirement
                                                    Investment Account


/s/ Alan C. Leland                                 /s/ Marie C. Swift
------------------                                 ------------------
By (Name and Title):                               Witness (Name and Title):
Alan C. Leland                                     Marie C. Swift
Vice President                                     Associate General Counsel
Metropolitan Life                                  Metropolitan Life
Insurance Company                                  Insurance Company